Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 05, 2015
Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Central Index Key	dei_EntityCentralIndexKey	0001552947
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2015
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Modern Technology Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Modern Technology Fund (the “Fund”) seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Purchase Shares in the Prospectus and in the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 35%. Another firm managed the Fund for a portion of the fiscal year ended October 31, 2014 pursuant to a different investment objective, strategies and restrictions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally will invest at least 80% of its assets in the stocks of growth companies in the technology sector. Technology companies may include, for example, companies whose businesses involve the development, marketing, or commercialization of technology or products or services related to or dependent on technology. Such companies would include, without limitation, companies involved in such industries as information technology, software, computer hardware and peripherals, data processing, business outsourcing services, telecommunications, internet software and hardware, e-commerce companies, media and entertainment, electronics, systems integration, manufacturing, semiconductors, medical technology and automation. Up to 25% of the Fund’s assets may be invested in foreign securities.

The Fund’s strategy is premised on the theory that the pace of innovation in the technology sector creates a constantly changing et of winners and losers, and provides unique opportunities for active managers to find good investment ideas. The Fund generally will hold what its investment management team believes are the top equity securities within the ten industries represented in the Dow Jones U.S. Technology Index. The ten industries include: communications equipment; computers & peripherals; diversified telecommunication services; electronic equipment instruments & components; internet software & services; IT services; office electronics; semiconductors & semiconductor equipment; software; and wireless telecommunication services. The Fund’s holdings in each industry generally will range from 5% per security when all industries are forecasted for a positive return to 12.5% per security when three or fewer industries are forecasted for a positive return. The Fund may invest in securities of any market capitalization.

The Fund will employ a fundamental, bottom-up stock selection process that integrates traditional fundamental analysis with proprietary quantitative screening tools. The process emphasizes high-quality companies that demonstrate strong fundamentals, attractive valuations, and management teams with a demonstrated track record of success. By combining qualitative analysis with systemic risk management tools, the strategy will seek to generate excess return over meaningful periods of time and across varying market environments.

The Fund’s investment adviser will use quantitative and fundamental analysis to identify what it believes are the most attractive industries (expected positive return) within the Dow Jones U.S. Technology Index. The investment adviser may select any number of industries among those represented in the Index. Once these investment parameters are set, the adviser will select equity securities within those industries based on a fundamental evaluation of competitive advantages. When selecting portfolio securities, the adviser will consider, among other factors, revenue growth, earnings growth, debt to equity ratios and price/equity ratios.

To manage risk, the Fund’s strategy permits investments in any combination of equity securities included in the Dow Jones U.S. Technology Index and short-term U.S. Treasuries (including in times of extreme market risk, 100% in short-term U.S. Treasuries.). The Fund, however, is managed with the rationale that the Fund’s long-term success may subject the Fund to short-term volatility.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally will invest at least 80% of its assets in the stocks of growth companies in the technology sector.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Technology Company Risk. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. By investing in these companies, the Fund is exposed to these risks.

• Growth Stock Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

• Small-Cap and Mid-Cap Risk. The risk that the value of securities issued by small-capitalization and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Industry Concentration Risk. Concentrating investments in a single industry or group of related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of related industries. Because the Fund has a policy to concentrate its investments in securities of technology companies, the Fund may perform poorly during a downturn in those industries.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The adviser’s decisions on size and diversity of portfolio holdings and its judgments about the potential change in value of a particular option or security in which the Fund invests may prove to be incorrect.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Model Risk. The Fund will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used in models may be inaccurate.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Returns for Class C, Class I and Class R shares, which are not presented, will vary from the returns of Class A shares. The performance table compares the performance of the Fund’s Class A, Class C, Class I and Class R shares over time to the performance of a broad-based securities market index. Effective April 16, 2014, the Morgan Stanley Technology Index replaced the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index as the Fund’s broad-based market index because the Morgan Stanley Technology Index is comprised of securities more reflective of the Adviser’s management style. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.escapitaladvisors.com or by calling (866) 851-2525.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective April 16, 2014, the Morgan Stanley Technology Index replaced the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index as the Fund’s broad-based market index because the Morgan Stanley Technology Index is comprised of securities more reflective of the Adviser’s management style.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 851-2525
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.escapitaladvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Quarter Ended December 31, 2014	4.15%
Worst Quarter:	Quarter Ended September 30, 2014	(2.99)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.99%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown for Class A shares only, were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class A shares only, were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Modern Technology Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.03%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[1]
Modern Technology Fund | Morgan Stanley Technology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.29%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	21.65%	[2]
Modern Technology Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BELAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	10.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	11.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.30%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.65%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	828
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,976
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,466
Annual Return 2013	rr_AnnualReturn2013	3.53%
Annual Return 2014	rr_AnnualReturn2014	0.54%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Modern Technology Fund | Class A | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.51%)
Modern Technology Fund | Class A | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)
Modern Technology Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BELCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	10.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	12.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.30%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,728
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,621
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales load
1 Year	rr_AverageAnnualReturnYear01	(1.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2013
Modern Technology Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BELIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	10.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	11.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.30%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,283
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Modern Technology Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BELRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	10.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	12.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.30%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,608
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,458
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2013

[1]	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S, Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index of benchmark.
[2]	The Morgan Stanley Technology Index is an equal-dollar weighted index designed to measure the performance of a cross section of highly capitalized U.S. companies that are active in nine technology subsectors.
[3]	The Fund's adviser has contractually agreed to waive a portion of its advisory fee in the amount of 0.10% of the Fund's average daily net assets until at least March 1, 2016. The Fund's adviser has also contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least March 1, 2016 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.65%, 3.40%, 2.40% and 2.90% of average daily net assets attributable to Class A, Class C, Class I and Class R shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.
[4]	The Fund's Class A and Class I shares commenced operations on December 31, 2012, and the Fund's Class C and Class R shares commenced operations on January 2, 2013. The Fund's investment adviser began managing the Fund on April 16, 2014. Another firm managed the Fund before that date pursuant to a different investment objective, strategies and restrictions.